Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value			$ 48.36	$ 42.11
Assumptions:
Expected volatility			30.00%	28.00%
Dividend yield			0.00%	0.00%
Risk-free interest rate			0.73%	0.78%
Expected life	5 years	5 years